Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

18. Share-based Compensation

(a) Description of share option plan

In April 2014, the Company established a share incentive plan (“2014 Incentive Plan”). The maximum number of shares that may be issued under 2014 Incentive Plan shall be 3,200,000. In January 2015, the maximum number of shares that may be issued under 2014 Incentive Plan were amended to be 5,117,613. The options are generally scheduled to be vested over four years and expire in four years.

18. Share-based Compensation (Continued)

(a) Description of share option plan (Continued)

On April 1, 2018, the board of directors of the Company approved 2018 share incentive plan (the “2018 Plan”) to replace the 2014 Incentive Plan, under which, the Company has agreed to authorize up to 7,111,447 ordinary shares for the issuance of employee share options to the eligible directors, employees and consultants of the Company.

Upon the approval of the 2018 Plan, the Group modified the expiration term of the options granted under the 2014 Incentive Plan from 4 years to 10 years. In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-probable (Type I) modification. The Group recognized the portion of incremental value for those vested share options as expenses immediately; the portion of the incremental value for unvested share options will be recognized as expenses over the remaining vesting periods. The total incremental value for the modification is not significant.

On January 10, 2019, the board of directors of the Company approved the Amended and Restated 2018 Share Plan (the “Amended 2018 Plan”) to replace the 2018 Plan. Those employees who have been granted shares under 2018 Plan were required to re-sign the shares agreement under the Amended 2018 Plan. Upon adoption of the Amended 2018 Plan, terms are modified that the vested options cannot be exercised until the completion of the Company’s IPO (“modified condition”). In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-improbable (Type II) modification as IPO is a performance condition that the Company anticipates will not be satisfied until occurrence. For Type II modifications, no incremental fair value would be recognized unless and until vesting of the award under the modified conditions becomes probable. If the original service condition is satisfied, the award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. Since the modified awards with both a service condition and a performance condition, the graded vesting method should be used, the cumulative amount of difference between the straight-line method and graded vesting method should be caught up when the vesting of the award under the modified conditions becomes probable, i.e., upon IPO.

On March 27, 2019, the Company has adopted the Second Amended and Restated 2018 Share Plan (the “Second Amended 2018 Plan”) which supersedes all of the Company’s previously adopted share incentive plans, for the purpose of granting share-based compensation awards to employees and directors to incentivize their performance and align their interests with the Company. Under the Second Amended 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is 7,700,000 ordinary shares plus an annual increase of 2% of the total outstanding share capital of the Company as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2020, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company, providing that the aggregate number of shares initially reserved and subsequently increased during the term of the Second Amended 2018 Plan shall not be more than 10% of the total outstanding ordinary shares of the Company on December 31 immediately preceding the most recent increase.

In April 2021, the Company adopted the 2021 Share Incentive Plan (“2021 Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the business. The maximum number of shares that may be issued under the 2021 Plan shall initially be 1,734,760 ordinary shares, plus commencing with the fiscal year beginning January 1, 2022, an annual increase on the first day of each fiscal year during the term of the 2021 Plan, by an amount equal to 2% of the total number of shares issued and outstanding on an as-converted fully diluted basis on the last day of the immediately preceding fiscal year; or such lesser number of shares as determined by the board of directors of the Group. The awards granted under the 2021 Plan have a contractual term of ten years from the stated grant date and are generally scheduled to be vested in two to four years subject to a service condition or both a service condition and a performance condition as below:

(i)	50% of options granted under the 2021 Plan will vest in equal tranche quarterly.

18. Share-based Compensation (Continued)

(a) Description of share option plan (Continued)

(ii)50% of options granted under the 2021 Plan will vest in semi-annually based on the grantee’s performance rating for a corresponding six-month performance review period, which may commence on or earlier than the stated grant date. The performance rating will affect the number of options the employee can obtain. Certain subjective measurement metrics used to determine the performance rating are provided on the stated grant date, which results that it is difficult for the employee to estimate their performance. Therefore, the stated grant date does not meet the definition of the accounting grant date as there is no mutual understanding of the key terms and conditions. For each tranche, the accounting grant date is considered to be the date the grantee’s performance review finally concluded, which is the date used to measure the share-based compensation expense. The service inception date specifically for each tranche is the option agreement signing date, and since the award contains service condition and performance vesting condition and employee must continue to provide service until the last condition is achieved, the requisite service period should last to the longer date of service condition achieved date or performance condition achieved date. As the awards contain a performance condition that if not satisfied preceding the accounting grant date results in forfeiture of the award, the awards have a service inception date preceding the grant date pursuant to ASC 718-10-55-108; the Group should accrue compensation cost using graded vesting method, beginning on the service inception date when it is probable that performance condition can be achieved. The Group should estimate the award’s fair value on each subsequent reporting date (i.e., remeasure each period at fair value) until the accounting grant date is established. On the accounting grant date, the estimate of an equity-classified award’s fair value is fixed; therefore, the cumulative amount of previously recognized compensation cost should be adjusted to the grant date fair value, and the Group would no longer remeasure the award. The Group estimated the probability based on the historical performance results of the employees as there are sufficient data for estimation.

Some of employees who have been granted shares under Second Amended 2018 Plan re-signed the shares agreement under the 2021 Plan. Upon the adoption of the 2021 Plan, 50% of the unvested options are modified to change the vesting schedule to vest quarterly (“Modification A”) and the remaining 50% of unvested options are modified to add performance condition as described in the preceding paragraph (“Modification B”). In accordance with ASC 718, “Compensation-Stock Compensation,” the Modification A and Modification B are considered probable-to-probable (Type I) modifications as the Company expected that it is probable that the employee can at least obtain the original number of options under the 2021 plan. Any incremental fair value together with remaining unrecognized share-based compensation expense will be recognized over the remaining requisite service period.

In 2019, the Company has granted 1,659,640 share options with an exercise price of US$0.1 per share under the Second Amended 2018 Plan. These options granted are vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a yearly basis thereafter, except for 115,000 share options granted to certain key management for their contribution to the Company on May 2, 2019, which were vested immediately on the grant date and the expenses were recognized in the consolidated financial statements immediately.

In 2020, the Company has granted 2,665,028 share options with an exercise price of US$0.1 per share under the Second Amended 2018 Plan. These options granted are vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a yearly basis thereafter.

18. Share-based Compensation (Continued)

(a) Description of share option plan (Continued)

In 2021, the Company has granted 1,047,828 share options with an exercise price of US$0.1 per share under the Second Amended 2018 Plan and the 2021 Plan.

(b) Valuation

The Group uses binomial option pricing model to determine fair value of the share-based awards. The fair value of each option granted for the years ended December 31, 2019, 2020 and 2021 is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2019	2020	2021
Expected volatility	46.54%-47.29%	47.00%-55.00%	46.48%-52.64%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2	2.2-2.8	2.2-2.8
Risk-free interest rate	1.77%-2.70%	0.62%-1.77%	1.03%-1.61%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	12.32-12.43	12.98-16.13	4.15-12.90

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date.

18. Share-based Compensation (Continued)

(c) Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2019, 2020 and 2021:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	Intrinsic Value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of January 1, 2019	4,291	0.1	8.17	43,312
Granted	1,660	0.1
Exercised	(2,008)	0.1		31,456
Forfeited	(447)	0.1
Outstanding as of December 31, 2019	3,496	0.1	8.55	55,188
Granted	2,665	0.1
Exercised	(1,090)	0.1		15,148
Forfeited	(545)	0.1
Outstanding as of December 31, 2020	4,526	0.1	8.60	66,255
Granted	1,048	0.1
Exercised	(1,774)	0.1		16,088
Forfeited	(1,288)	0.1
Outstanding as of December 31, 2021	2,512	0.1	8.47	10,167

Vested and exercisable as of December 31, 2019	619	0.1	7.23	9,772
Vested and exercisable as of December 31, 2020	557	0.1	7.44	8,156
Vested and exercisable as of December 31, 2021	1,116	0.1	8.84	4,515

The weighted average grant date fair value of options granted for the years ended December 31, 2019, 2020 and 2021 was US$13.07, US$13.38 and US$7.59 per option, respectively. The total grant date fair value of options vested for the years ended December 31, 2019, 2020 and 2021 was RMB55,858, RMB58,700 and RMB141,845, respectively.

It is the Company’s policy to issue new shares upon exercise of share options. The number of shares available for future grant under the Company’s Second Amended 2018 Plan was 620, 124 as of December 31, 2021. The number of shares available for future grant under the Company’s 2021 Plan was 931,914 as of December 31, 2021.

As of December 31, 2019, 2020 and 2021, the total unrecognized compensation expenses related to the options were RMB102,426, RMB216,971 and RMB65,122, respectively. These amounts are expected to be recognized over a weighted average period of  3.14 years, 2.73 years and 2.13 years, respectively.